SPINOUT OF CLINIC OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2023
SPINOUT OF CLINIC OPERATIONS
Schedule of spinout of clinical operations

As of
August 10, 2022
(Expressed in Canadian Dollars)	$
ASSETS
CURRENT
Cash and cash equivalents	156,096
Restricted cash	338,649
Accounts receivable	318,965
Other assets	547,069
TOTAL CURRENT ASSETS	1,360,779

NON-CURRENT
Property, plant and equipment	3,362,679
Intangible assets	450,941
Right-of-use assets	27,487,957
Other non-current assets	709,019
TOTAL NON-CURRENT ASSETS	32,010,596
ASSETS HELD FOR TRANSFER RELATED TO SPINOUT OF CLINIC OPERATIONS	33,371,375

LIABILITIES
CURRENT
Accounts payable and accrued liabilities	1,851,219
Due to Reunion Neuroscience Inc	3,096,841
Deferred revenue	421,144
Current portion of lease obligations	2,629,171
TOTAL CURRENT LIABILITIES	7,998,375

NON-CURRENT
Loan payable	32,807
Lease obligations	26,671,728
TOTAL NON-CURRENT LIABILITIES	26,704,535
LIABILITIES DIRECTLY ASSOCIATED WITH THE ASSETS HELD FOR TRANSFER RELATED TO SPINOUT OF CLINIC OPERATIONS	34,702,910
NET LIABILITIES	(1,331,535)

	For the Fiscal Year	For the Fiscal Year
	Ended	Ended
	March 31, 2023	March 31, 2022
	$	$
REVENUE
TOTAL REVENUE	2,586,064	4,860,129

OPERATING EXPENSES
General and administration	8,225,805	21,287,307
Occupancy costs	1,355,022	1,667,985
Sales and marketing	956,613	3,893,426
Research and development	161,168	352,472
Depreciation and amortization	1,204,670	3,603,067
Patient services	3,774,751	9,150,236
TOTAL OPERATING EXPENSES	15,678,029	39,954,493

OTHER INCOME (EXPENSES)
Interest income	12,480	28,388
Interest expense	(585,492)	(1,096,343)
Other income (loss)
Foreign exchange gain (loss)	3,274,282	(767,161)
Net loss before and after income taxes	(10,390,695)	(36,929,480)
Exchange gain (loss) from translation of foreign subsidiaries	(1,507,515)	356,345
COMPREHENSIVE LOSS	(11,898,210)	(36,573,135)

	For the Fiscal Year	For the Fiscal Year
	Ended	Ended
	March 31, 2023	March 31, 2022
	$	$
Cash used in operating activities	(6,232,404)	(11,396,279)
Cash used in investing activities	(246,106)	(3,624,895)
Cash provided by financing activities	4,747,183	18,781,431
Net cash inflow (outflow)	(1,731,327)	3,760,257